Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses And Other Current Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Advertising and promotional expenses	¥ 28,909	¥ 16,863
Professional service fees	406	4,001
Payable for property, equipment and leasehold improvement, net	182
Accrued sales rebates for advertising business	569	3,104
Others	3,663	58
Total	¥ 33,729	¥ 24,026